SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS	12 Months Ended
Mar. 31, 2026
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS

13. SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS

(a) Salaries, fees and benefits

Salaries, fees and benefits included in exploration and evaluation expenses and administration expenses are as follows:

	Years ended March 31,
	2026(1)	2025(1)	2024(1)
Salaries, fees and benefits	($)	($)	($)
Exploration and evaluation expenses	8,894,000	11,372,000	6,777,000
Administration expenses (2)	317,000	389,000	347,000
	9,211,000	11,761,000	7,124,000

(1)	rounded to the nearest whole thousand.

(2)	includes salaries and benefits included in office and administration expenses (note 13(b)) and other salaries and benefits expenses classified as administration expenses.

(b) Office and administration expenses

Office and administration expenses include the following:

	Years ended March 31,
	2026(1)	2025(1)	2024(1)
	($)	($)	($)
Salaries and Benefits	317,000	389,000	340,000
Data processing and retention	9,000	13,000	21,000
Insurance	33,000	27,000	26,000
Other office expenses	255,000	55,000	30,000
	614,000	484,000	417,000

(1)	rounded to the nearest whole thousand.